CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
REVENUES
Time charter revenues	$ 35,076	$ 21,670
Total revenues	35,076	21,670
OPERATING EXPENSES
Vessel operating expenses	(6,177)	(3,783)
Administrative expenses	(2,757)	(2,305)
Depreciation and amortization	(5,263)	(2,630)
Total operating expenses	(14,197)	(8,718)
Equity in earnings (losses) of joint ventures	4,809	(6,708)
Operating income (loss)	25,688	6,244
FINANCIAL INCOME (EXPENSE), NET
Interest income	130	273
Interest expense	(7,736)	(6,406)
Gain (loss) on derivative instruments	663	335
Other items, net	(802)	(1,037)
Total financial income (expense), net	(7,745)	(6,835)
Income (loss) before tax	17,943	(591)
Income tax expense	(1,755)	(449)
Net income (loss)	16,188	(1,040)
Non-controlling interest in net income	2,744	0
Partners’ interest in net income (loss)	13,444	$ (1,040)
Common unit public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 7,052
Earnings per unit
Earnings Per Share (basic and diluted)	$ 0.4	$ (0.04)
Common unit Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 886
Earnings per unit
Earnings Per Share (basic and diluted)	$ 0.42	(0.04)
Subordinated unit [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 5,506
Earnings per unit
Earnings Per Share (basic and diluted)	$ 0.42	$ (0.04)